Fair Value of Other Postretirement Benefit Plan Assets (Parenthetical) (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	$ 437	$ 463	$ 509
Fair Value, Inputs, Level 3 | Accounts Receivable
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	$ 1	$ 1